Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-controlling Interests.
Schedule of information about non-controlling interests

	2024		2023
Capital stock	Ps.	771,485	Ps.	1,092,623
Additional paid-in capital		2,952,806		2,970,693
Legal reserve		149,970		214,198
Retained earnings from prior years (1)		5,449,774		11,402,282
Net (loss) income for the year		(62,860)		(384,522)
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		—		108,629
Remeasurement of post-employment benefit obligations on defined benefit plans		(19,606)		(11,839)
	Ps.	9,241,569	Ps.	15,392,064

(1)	In the years ended December 31, 2024 and 2023, the Group did not pay dividends to its non-controlling interests.

Schedule of consolidated assets and liabilities of subsidiaries

	Empresas Cablevisión (1)				Sky (2)
	2024		2023		2023
Assets:
Current assets	Ps.	8,351,193	Ps.	7,255,601	Ps.	6,812,940
Non-current assets		19,935,495		21,178,757		15,638,619
Total assets		28,286,688		28,434,358		22,451,559

Liabilities:
Current liabilities		7,050,863		5,047,055		3,255,555
Non-current liabilities		1,727,061		3,461,020		4,460,916
Total liabilities		8,777,924		8,508,075		7,716,471
Net assets	Ps.	19,508,764	Ps.	19,926,283	Ps.	14,735,088

(1)	Company’s non-controlling interest of 48.5% and 48.8% as of December 31, 2024, and 2023, respectively.
(2)	Company’s non-controlling interest of 41.3% as of December 31, 2023.

Schedule of consolidated revenues, net income and total comprehensive income of subsidiaries

	Empresas Cablevisión				Sky
	2024		2023		2023
Revenues	Ps.	14,628,084	Ps.	15,125,879	Ps.	17,585,229
Net (loss) income		(93,660)		(882,775)		(61,224)
Comprehensive (loss) income		(110,247)		(878,777)		(175,719)

Summary of consolidated cash flows of subsidiaries

	Empresas Cablevisión				Sky
	2024		2023		2023
Cash flows from operating activities	Ps.	5,037,835	Ps.	3,205,302	Ps.	4,963,930
Cash flows used in investing activities		(1,696,109)		(2,824,154)		(2,589,738)
Cash flows used in financing activities		(1,575,575)		(543,845)		(2,104,214)
Net increase (decrease) in cash and cash equivalents	Ps.	1,766,151	Ps.	(162,697)	Ps.	269,978